Major acquisitions and Disposals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended			12 Months Ended		6 Months Ended			9 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Mineracao Naque S.A.	Dec. 31, 2010 Vale Fosfatados	Jun. 30, 2012 Vale Coal Colombia Ltd.	Jun. 30, 2012 Empreendimentos Brasileiros de Mineracao S. A. (EBM)	Jun. 30, 2012 Mineracoes Brasileiras Reunidas S.A. (MBR)	Sep. 30, 2012 Fertilizers Businesses	Dec. 31, 2011 Fertilizers Businesses
Business acquisition
Business acquisition percentage of total capital acquired					78.92%	100.00%
Voting capital acquired (as a percent)					99.83%			10.46%
Purchase price											$ 5,795
Outstanding balance of the initially recognized deferred tax liability	(1,236)	(1,236)								1,236
Gain (loss) on sale of assets	(377)	(377)	1,513				355
Ownership percentage after acquisition								96.70%	98.30%
Non-controlling interest in Stockholders Equity		$ 1,567		$ 1,894				$ 62